General and Administrative Expenses	12 Months Ended
Dec. 31, 2013
General and Administrative Expenses [Abstract]
General and Administrative Expenses

14.General and Administrative Expenses

General and administrative expenses, including related party amounts, are comprised as follows:

	2011	2012	2013
Share based compensation	$322,103	$1,225,276	$2,066,688
Executive services	1,415,430	2,592,660	3,013,000
Non-executive directors’ remuneration	85,714	154,836	176,559
Office rent	5,114	12,577	21,268
Travel expenses	48,170	119,113	95,778
Personnel and other expenses	24,547	64,277	50,302
Professional services	357,202	1,066,699	1,358,530
Directors and officers insurance	64,099	104,241	92,951
Stock market annual fees	102,392	176,363	126,191
Other expenses	75,698	404,794	274,677
Total general and administrative expenses	$2,500,469	$5,920,836	$7,275,944